Fees Summary	Oct. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,730,000.00
Previously Paid Amount	0.00
Total Fee Amount	571.06
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 571.06
Narrative - Max Aggregate Offering Price	$ 3,730,000.00
Final Prospectus	true